ADVANCES FROM PROSPECTIVE CUSTOMERS DISTRIBUTORS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ADVANCES FROM PROSPECTIVE CUSTOMERS DISTRIBUTORS
NOTE 9 - ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

NOTE 9 – ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

Advances from prospective customers/distributors consists of:

	In RMB		In USD
Source of Advance	March 31, 2022	December 31, 2021	March 31, 2022	December 31, 2021
	(Unaudited)		(Unaudited)
Advancer 1	¥1,544,748	¥1,544,748	$243,203	$243,268
Advancer 2	550,000	550,000	86,591	86,614
Advancer 3	500,000	500,000	78,719	78,740
Advancer 4	348,000	348,000	54,788	54,803
Advancer 5	50,000	50,000	7,872	7,874
Advancer 6	50,000	50,000	7,872	7,874
Advancer 7	31,012	31,012	4,882	4,884
Advancer 8	-	5,680	-	894
Advancer 9	31	31	5	5
	¥3,073,791	¥3,079,471	$483,932	$484,956

The related verbal agreements between Yubo Beijing and the nine entities provide for the nine entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the nine PRC entities have the right to request the return of their advances.

NOTE 9 – ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

Advances from prospective customers/distributors consists of:

	In RMB		In USD
Source of Advance	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Advancer 1	¥1,544,748	¥3,000,000	$243,268	$459,516
Advancer 2	550,000	-	86,614	-
Advancer 3	500,000	500,000	78,740	76,586
Advancer 4	348,000	348,000	54,803	53,304
Advancer 5	50,000	50,000	7,874	7,659
Advancer 6	50,000	50,000	7,874	7,659
Advancer 7	31,012	-	4,884	-
Advancer 8	5,680	-	894	-
Advancer 9	31	-	5	-
Advancer 10	-	500,000		76,586
Advancer 11	-	250,000		38,293
Advancer 12	-	250,000		38,293
	¥3,079,471	¥4,948,000	$484,956	$757,896

The related verbal agreements between Yubo Beijng and the nine entities provide for the nine entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the nine PRC entities have the right to request the return of their advances.